SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Basis of Accounting:

    The accompanying financial statements are prepared on the accrual basis of accounting. Amounts in prior year’s financial statements are reclassified, when necessary, to conform with current year’s presentation.

    Investment Valuation and Income Recognition:

    Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

    Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year. Capital gain distributions are included in investment income.

    Risks and Uncertainties:

    The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, currency and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

    Use of Estimates:

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

    Administrative Expenses:

    Expenses related to administration of the Plan and Trust are borne by the Company. Certain expenses of the Plan are or may be borne by participants, including among others, brokerage commissions and similar costs of acquiring or selling securities (if any) that are incurred by a Vanguard investment fund, contract administration charges, distribution and withdrawal fees, loan origination fees and annual loan maintenance fees. Brokerage commissions and similar costs of acquiring or selling securities that are incurred with respect to National Fuel Gas Company common stock held in the National Fuel Gas Company ESOP Fund are paid by the Company.

    Payments of Benefits:

    Benefit payments to participants are recorded upon distribution.